Note 3 - Concentration of Investments	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
EBP, Risk and Uncertainty [Text Block]

3.	Concentration of Investments

The following presents investments that represent 10 percent or more of the Plan’s Net assets available for benefits at December 31, 2025 and 2024:

	2025	2024
Legal & General S&P 500 DC	$136,483,182	$133,842,262